CASH AND CASH EQUIVALENTS- Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Restricted cash	$ 151	$ 125
Investments in money market funds	$ 1,175	$ 1,950